Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - May | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.60%
Innovator Equity Dual Directional 15 Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $554.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	36.70%
Innovator Equity Dual Directional 15 Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.50%
Innovator Equity Dual Directional 15 Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $729.90 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.30%)
Innovator Equity Dual Directional 15 Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $561.49 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(43.90%)